Significant Accounting Policies - Basis of Presentation and Principles of Consolidation (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Pension settlement charges				$ 2,700	$ 0	$ 3,113	$ 0
Pension settlement charge, net of tax				2,000		2,400
Equity method investments			$ 108		60	108
Equity investments			156		221	156
Other (income) and expense
Defined Benefit Plan Disclosure [Line Items]
Noncontrolling interest amounts, net of tax					$ 26	17	$ 16
Personal Pension Plan (PPP)
Defined Benefit Plan Disclosure [Line Items]
Benefit plan obligations transferred from plan		$ 6,000
Benefit plan assets transferred from plan		$ 6,000
United States
Defined Benefit Plan Disclosure [Line Items]
Pension settlement charges						2,700
Pension settlement charge, net of tax				$ 2,000
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit plan obligations transferred from plan	$ 1,200
Benefit plan assets transferred from plan	$ 1,200
Pension settlement charges			$ 400			$ 400